Debt - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)
Debt Instrument [Line Items]
Term loan	$ 628,000			€ 435,000
Repayment of loans and borrowings	156,214	$ 174,718	$ 121,724
Line of credit	74,000	65,000
Proceeds under line of credit	847,000	855,000	900,000
Repayment of line of credit	838,000	865,000	900,000
Principal Outstanding	2,639,448	2,390,689
Interest Expense and Amortization of Financing Costs	136,414	140,805	151,148
Gain on loan note repurchase	$ 0	1,696	$ 10,758
First lien net leverage ratio, Description	a leverage ratio not to exceed 2:00 to 1:00 and minimum liquidity of $3,000.
Minimum
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio	1.00%
Maximum
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio	1.10%
Secured Notes
Debt Instrument [Line Items]
Debt instrument issued	$ 400,000			435,000
Repurchased Amount		8,375
Line of Credit
Debt Instrument [Line Items]
Line of credit	$ 75,000
Line of Credit | Minimum
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio	1.00%
Line of Credit | Maximum
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio	1.25%
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed	$ 1,018,000			710,000
New Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, amount outstanding	226,184	90,713
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance	305,000
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Repurchased Amount		85,599
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan	390,000
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €				€ 275,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of Credit	$ 153,328	142,666
Credit facility utilization rate for debt covenants, percentage	40.00%
First lien debt ratio, description	First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
Letter of Credit [Member] | Minimum
Debt Instrument [Line Items]
First lien debt ratio	7.5
Letter of Credit [Member] | Maximum
Debt Instrument [Line Items]
First lien debt ratio	1
Term Loan [Member] | Secured Notes
Debt Instrument [Line Items]
Gain on loan note repurchase		1,696
Term Loan Facility [Member]
Debt Instrument [Line Items]
Voluntary prepayment	$ 25,292
Debt instrument, principal payment	10,190	$ 10,190
Voluntary prepayment	25,292
Repurchased Amount	$ 0